INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 6,557,009	R$ 7,173,183
Additions	161,779	104,931
Fair value adjustment MMC Brasil		189,655
Write-offs		2
Amortization	1,008,824	990,432
Transfers and others		79,674
Closing Balance	5,709,964	6,557,009
Cost
Changes in intangible assets other than goodwill [abstract]
Opening Balance	12,378,761
Closing Balance	12,540,497	12,378,761
Amortization
Changes in intangible assets other than goodwill [abstract]
Opening Balance	(5,821,752)
Closing Balance	R$ (6,830,533)	(5,821,752)
Non-competition agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	5.00%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,818
Closing Balance	R$ 4,508	4,818
Port concessions
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	3.94%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 537,179
Closing Balance	R$ 632,253	537,179
Lease agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	16.90%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 6,875
Closing Balance		6,875
Supplier agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	12.66%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 40,739
Closing Balance	R$ 25,925	40,739
Port service contracts
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	4.23%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 549,821
Closing Balance	R$ 520,459	549,821
Cultivars
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	14.28%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 40,784
Closing Balance	R$ 20,391	40,784
Trademarks and patents
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	8.35%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 188,723
Closing Balance	R$ 170,306	188,723
Customer portfolio
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	9.09%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,925,879
Closing Balance	R$ 4,104,900	4,925,879
Supplier agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	17.64%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 10,861
Closing Balance	R$ 295	10,861
Software
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	20.80%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 141,178
Closing Balance	R$ 201,476	141,178
Other
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	10.00%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 110,152
Closing Balance	R$ 29,451	R$ 110,152